Equity Transactions - Summary of Stock Option Plan (Details) (Parenthetical) - 2005 Plan [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of options extended and repriced | shares	600,000
Minimum [Member]
Options extended and repriced, weighted average exercise price	$ 0.70
Maximum [Member]
Options extended and repriced, weighted average exercise price	$ 1.25